Tax charge - Deferred tax credit (charge) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax credit (charge)
Deferred tax (charge) credit	£ (884)	£ 86	£ (8)
Deferred tax charge (credit) taken through other comprehensive income	75	(10)	(338)
US
Deferred tax credit (charge)
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns	445
Credit following remeasurement of deferred tax liabilities, attributable to policyholders	92
Short-term temporary differences
Deferred tax credit (charge)
Deferred tax (charge) credit	(526)	573	(200)
Short-term temporary differences | US
Deferred tax credit (charge)
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns	445
Deferred tax charge relating to the amortisation of derivative losses	£ 695
Amortisation period of derivative losses	3 years
Unrealised gains and losses on investments
Deferred tax credit (charge)
Deferred tax (charge) credit	£ (185)	(437)	272
Credit following remeasurement of deferred tax liabilities, attributable to policyholders	92
Balances relating to investment and insurance contracts
Deferred tax credit (charge)
Deferred tax (charge) credit	(156)	(90)	(55)
Unused tax losses
Deferred tax credit (charge)
Deferred tax (charge) credit	(12)	36	(26)
Capital allowances
Deferred tax credit (charge)
Deferred tax (charge) credit	(5)	£ 4	£ 1
Unrealised gains on bonds
Deferred tax credit (charge)
Deferred tax charge (credit) taken through other comprehensive income	190
Benefit relating to remeasurement of US net deferred tax liabilities	£ 134